CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (3,828,411)	$ (3,951,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	430,071	70,156
Amortization	32,157	26,044
Depreciation	56,529	80,361
Beneficial conversion feature, repricing/issuance of warrants, and amortization of discount	76,387	480,000
Loss on modification of derivative liabilities	31,356
Fair value adjustments of derivative instruments	267,092
Interest on note receivable, related party	(2,028)	(2,000)
Provision for doubtful accounts	3,993	2,878
Provision for obsolete inventory		16,463
Gain in sale/disposal		(13,782)
Changes in operating assets and liabilities:
Accounts receivable	15,395	65,144
Inventory	(37,914)	(43,402)
Accounts payable	(4,642)	204,652
Accrued expenses	(28,768)	(121,642)
Other	(20,862)	132,542
Net cash used in operating activities	(3,009,645)	(3,054,176)
Cash Flows From Investing Activities
Purchase of property and equipment	(37,791)	(24,473)
Proceeds from sale of equipment		40,000
Purchase of intangible assets	(128,192)	(92,595)
Net cash used in investing activities	(165,983)	(77,068)
Cash Flows From Financing Activities
Proceeds from issuance of common stock and related warrants, net of offering costs	3,123,747	1,010,000
Payments on deferred offering costs		(65,771)
Redemption of puttable common stock	(200,000)
Proceeds from convertible notes payable		1,750,000
Proceeds from notes payable	230,000
Payments on capital lease and notes payable	(242,649)	(398,248)
Net cash provided by financing activities	2,911,098	2,295,981
Net decrease in cash and cash equivalents	(264,530)	(835,263)
Cash and cash equivalents at beginning of year	281,607	1,116,870
Cash and cash equivalents at end of year	17,077	281,607
Supplement cash flow information:
Cash paid for interest	16,764	25,682
Noncash investing and financing activities:
Warrants issued related to offering costs	119,570
Deferred offering costs capitalized	174,514
Adjustment resulting from change in value of puttable common stock	93,780
Note payable issued in conjunction with redemption of puttable common stock	100,000
Equipment acquired under capital lease	42,115
Exchange of convertible notes for common stock, including accrued interest		1,750,000
Accrued expenses included in deferred offering costs	20,466	88,277
Reclassification and accretion of puttable common stock		$ 393,780